ACQUISITIONS AND DISPOSALS (Details 4) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash	8,753
Accounts receivable	16,807
Inventories	8,010
Property and equipment	17
Goodwill	61,509	61,509
Bank borrowings	(9,314)
Income taxes payable	(1,584)
Accrued expenses and other liabilities	(8,506)
Deferred tax liabilities	(4,976)
Noncontrolling interests	(4,255)
Purchase price allocated	144,372
Customer Relationships [Member]
- customer relationships	10,671
Noncompete Agreements [Member]
- customer relationships	13,527
Research and Development Expense [Member]
- customer relationships	4,390
Patented Technology [Member]
- customer relationships	5,959